Equity Awards and Warrants - Liability Classified Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	May 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 01, 2022	Jun. 30, 2022	Feb. 14, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares				21.5				71.1
Exercise price of share				$ 0.50	$ 0.306	$ 0.306		$ 0.50				$ 0.50
Liability Classified Warrants
Derivative liability (beginning balance)		$ 79
Classified as liability			$ (16,664)
Reclassified as equity	$ 34	$ (79)	(25,335)
Loss on derivative due to change in fair market value	17		8,750
Derivative liability (ending balance)	$ 33		$ 79
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share			$ 0.75
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.10		$ 0.10
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares			5.5
Exercise price of share			$ 0.306				$ 0.40
Private Equity Offering | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share			0.255
Private Equity Offering | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share			0.40
Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares				21.5				71.1
Private Warrant Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share			$ 1.00
Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares				3.2						10.7		19.4
Exercise price of share				$ 0.16						$ 0.23		$ 0.255
Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares												64.0
Exercise price of share												$ 0.306
Initial Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares													15.0
Second Warrant Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share											$ 0.10
Second Warrant Member | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares									7.5		7.5
Make-Whole Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares													15.0